Note 7 - Income Taxes - Unrecognized Tax Benefits (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecognized Tax Benefits	$ 510,000	$ 504,000
Deferred tax position	4,000	6,000
Unrecognized Tax Benefits	$ 514,000	$ 510,000